As filed with the United State Securities and Exchange Commission on February 17, 2011
1933 Act Registration No. 002-57526
1940 Act Registration No. 811-02699

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.

Post-Effective Amendment No. 94	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 90
(Check appropriate box or boxes.)
AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 2500, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box):
☑     immediately upon filing pursuant to paragraph (b)
☐     on (date) pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     on (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
☐     on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 17th of February, 2011.

Registrant:	AIM GROWTH SERIES (INVESCO GROWTH SERIES FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 17, 2011

/s/ David C. Arch* (David C. Arch)	Trustee	February 17, 2011

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 17, 2011

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 17, 2011

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 17, 2011

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 17, 2011

/s/ Rod Dammeyer*	Trustee	February 17, 2011

(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	February 17, 2011

(Albert R. Dowden)

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 17, 2011

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 17, 2011

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 17, 2011

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 17, 2011

SIGNATURES	TITLE	DATE

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 17, 2011

/s/ Larry Soll* (Larry Soll)	Trustee	February 17, 2011

/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	February 17, 2011

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 17, 2011

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	February 17, 2011

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 17, 2011

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 92 on December 23, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def